U.S. Securities and Exchange Commission
Washington, D.C.  20549
FORM N-23C-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 (17CFR 270.23c-3)
1.  Investment Company Act File Number
    811-09553
    Date of Notification: February 18, 2000
2.  Exact name of investment company as
specified in registration statement:

NUVEEN FLOATING RATE FUND

3.  Address of principal executive office:
     333 West Wacker Drive, Chicago, IL 60606

4.  Check one of the following:

    A.  [X]  The notification pertains to a
              periodic repurchase offer under
              paragraph (b) of rule 23c-3.
    B.  [ ]  The notification pertains to a
              discretionary repurchase offer
              under paragraph (c) of rule 23c-3.
    C.  [ ]  The notification pertains to a
              periodic repurchase offer under
              paragraph (b) of rule 23c-3 and a
              discretionary repurchase offer under
              paragraph (c) of rule 23c-3.

BY  /s/ Nicholas Dalmaso
        Assistant Secretary
        NUVEEN FLOATING RATE FUND
        (1-800-257-8787)

NUVEEN FLOATING RATE FUND
REPURCHASE REQUEST FORM

This form must be RECEIVED in proper order by March 10, 2000 if you wish to redeem or exchange your shares of the Nuveen Floating Rate Fund. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time on March 10, 2000.

IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE
 CALL NUVEEN AT (800)-257-8787 BETWEEN 8:30 AM AND 6:00 PM
 CST.

MAIL COMPLETED FORM WITH ANY CERTIFICATES TO:
NUVEEN INVESTOR SERVICES
P.O. BOX 5186
BOWLING GREEN STATION
NEW YORK, NY 10274-5186

NAME AND ADDRESS OF REGISTERED
SHAREHOLDER(S):

	Registered Shareholder: 	________________________________________________

	Street Address:		________________________________________________

	City, State and Zip Code:	________________________________________________

Account Number:		________________________________________________

Social Security Number:	________________________________________________

Daytime Telephone Number:	________________________________________________
Please provide a phone number where we can reach you if we have any questions about your request.

Section I.  SHARE REDEMPTION

I/We request that Nuveen Floating Rate Fund repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

___ Partial Repurchase  -	Please repurchase ______________ shares from
my/our Class ____ account.

___ Full Repurchase     -	Please repurchase all shares from my/our
Class ____ account.

___ Dollar Amount       -	Please repurchase enough shares from my/our
Class ____ account to net $_______________.

PLEASE NOTE: If you hold your shares in certificate form, YOU MUST INCLUDE YOUR ENDORSED CERTIFICATES WITH THIS REQUEST in order for the fund to accept your repurchase request. Please list each certificate below:

Certificate Number(s)	Issue Date	Number of shares

An early withdrawal charge of up to 3% and 1% may be imposed on Class B and Class C shares, respectively. Please refer to the fund's prospectus for additional information.

NOTE: If you are requesting the Fund repurchase more than $50,000, you must obtain a signature guarantee for all shareholders of record.

Section II.  SHARE EXCHANGE

If you wish to exchange Nuveen Floating Rate Fund shares for shares of a Nuveen mutual fund, please complete Section I as well as this section.

___ I/We request that Nuveen exchange the shares redeemed in Section I above for the same class of shares of the
	Nuveen _________________________________________Fund.
		(By electing this option, you certify that you have received a current prospectus for this fund.)

Section III.  PAYMENT AND DELIVERY INSTRUCTIONS

A. The check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If you would like alternate payment and/or delivery, please provide instructions here:

Alternate Instructions:	_______________________________________

                        _______________________________________

                        _______________________________________


B. Please complete the section below if you wish to wire redemption proceeds to your bank account.

Bank Name: 	____________________________________________

Street Address:	_______________________________________________

City, State and Zip Code:	______________________________________________

Telephone Number:	___________________________________________

Bank Account Number:	_____________________________________________

Account Type  (check one)
____ 	Checking account (Please attach a voided check)
____ 	Savings account (Please attach a personalized deposit slip)

Section IV.  SIGNATURE

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders,  ALL MUST SIGN.
If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.
If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:
	_____________________________

	____________________________

Date:	___________________


If (i) you requested the fund repurchase shares worth more than $50,000;
(ii) you specified alternate payment or delivery instructions;
(iii) you requested that redemption proceeds be wired to a bank account where the registration doesn't match your mutual fund account; or
(iv) your account has had an address change within 60 days of the Repurchase Request Deadline, then SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States;
or other Eligible Guarantor Institution as defined in Rule
17Ad-15(a)(2) under the Securities Exchange Act of 1934.


February 18, 2000

NUVEEN FLOATING RATE FUND
MARCH 10, 2000 REPURCHASE OFFER


1. THE OFFER. Nuveen Floating Rate Fund is offering to repurchase up to ten percent (10%) of its shares on March 10, 2000, at a price equal to the net asset value on that day less any applicable early withdrawal charge. The terms of this offer are described below and in the fund's prospectus. The purpose of this offer is to provide you with liquidity since the fund is unaware of any secondary market that exists for your investment. The fund has not set any minimum number of shares for its repurchase offer.

2.  NET ASSET VALUE.  The fund's NAV on February 11, 2000 was
$10.00 per Class A share, $10.00 per Class B share, $10.00 per Class C share, and $10.00 per Class R share. Because NAVs can fluctuate, please contact your financial adviser or call Nuveen at 800-257-8787 for the fund's latest NAV.

3. REPURCHASE REQUEST DEADLINE. The fund must receive your request in proper form on or before 4:00 p.m., Eastern time, on March 10, 2000. You may withdraw or modify your repurchase request at any time prior to that time.

4. REPURCHASE PRICING DATE. The fund will redeem shares at each share class' NAV on March 10, 2000.

5. PAYMENT FOR SHARES REPURCHASED. The fund will send redemption proceeds to you no later than 7 days after the Repurchase Pricing Date.

6.  INCREASE IN NUMBER OF SHARES REPURCHASED: PRO
RATA REPURCHASE. If share repurchase requests exceed the number of shares in the fund's offering, the fund may (but is not obligated to) increase the number of shares in its repurchase offer by up to two percent (2%). If share repurchase requests exceed the number of shares in the fund's expanded offer, the fund is required to repurchase tendered shares on a pro rata basis.
	As a result, there can be no assurance that the fund will be able to fulfill your entire request, even if you tender all shares held in your account. In this event, you may be unable to liquidate some or all of your investment, and you may have to wait until a later date to tender the shares that the fund was unable to repurchase. Until then, you would be subject to the risk of net asset value fluctuations.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time, on March 10, 2000.

8.  SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER.
The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the fund's Board of Trustees, including a majority of the independent trustees. These circumstances are limited and include the following:

(a) if the repurchase would cause the fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or
(b) during an emergency when the fund cannot reasonably dispose of portfolio assets or calculate its NAV; or
(c) for any period that the Securities and Exchange Commission permits by order for the protection of shareholders.

You will be notified if the Fund suspends or postpones the offer, and if the fund resumes its offer.


9. TAX CONSEQUENCES. You should consult your tax adviser regarding the specific tax consequences, including state and local tax consequences, of redeeming shares. Shares tendered pursuant to the fund's offer (including an exchange for shares of another Nuveen fund) will be treated as a taxable sale or exchange of the shares.
	Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. DOCUMENTS IN PROPER FORM. The fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The fund reserves the absolute right to reject any or all eligible requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the fund's counsel, doing so would be unlawful. The fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request.
The fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.



	NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE
ANY RECOMMENDATION AS TO WHETHER YOU SHOULD
SUBMIT A REPURCHASE REQUEST.  EACH SHAREHOLDER
MUST MAKE AN INDEPENDENT DECISION WHETHER TO
TENDER SHARES OR REQUEST AN EXCHANGE AND, IF SO,
HOW MANY SHARES TO TENDER OR EXCHANGE.

	THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE
ANY RECOMMENDATION AS TO WHETHER YOU SHOULD
SUBMIT A REPURCHASE REQUEST.  THE FUND HAS NOT
AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO
MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE
OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE
FUND'S PROSPECTUS.

	FOR THE FUND'S LATEST NET ASSET VALUE AND OTHER
INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS,
CONTACT YOUR FINANCIAL ADVISER OR CALL NUVEEN AT
800-257-8787.



February 18, 2000

                             S A M P L E

Dear Investor:

As a Nuveen Floating Rate Fund shareholder, you are entitled once a quarter to redeem shares or exchange shares for a Nuveen mutual fund. We want to notify you of the next upcoming opportunity to do so if you wish. Please disregard this notice unless you wish to redeem or exchange fund shares.

Between February 18 and March 10, 2000, you are entitled to request that the fund redeem shares you own or exchange them for the same share class of another Nuveen mutual fund. If you wish to do so, please contact your financial adviser who can process your request for you. The fund must receive your request in proper order no later than March 10, 2000 in order to honor it, and your request will receive a trade date and be executed at the fund's closing net asset value on March 10, 2000.
Your financial adviser may charge you a fee for this service. You do not need to take any action if you do not wish to redeem or exchange fund shares.

ALL REQUESTS TO REDEEM OR EXCHANGE SHARES
MUST BE RECEIVED IN GOOD ORDER BY 4:00 P.M.
EASTERN TIME ON
FRIDAY, MARCH 10, 2000.

If you have questions about redeeming or exchanging fund shares, please contact your financial adviser or refer to the enclosed Repurchase Offer document which describes the process in greater detail.



Sincerely,


Nuveen Investments




February 18, 2000


Dear Nuveen Investor:

As a Nuveen Floating Rate Fund shareholder, you are entitled once a quarter to redeem shares or exchange shares for a Nuveen mutual fund. We want to notify you of the next upcoming opportunity to do so if you wish. Please disregard this notice unless you wish to redeem or exchange fund shares.

Between February 18 and March 10, 2000, you are entitled to request that the fund redeem shares you own or exchange them for the same share class of another Nuveen mutual fund. If you wish to do so, you may use one of the following two ways to submit your request:

	Through A Financial Adviser.   You may submit your request
through your financial adviser, who can handle all the details for you. Your financial adviser may charge you a fee for this service.

	By Mail.   You may submit your request by mail by completing
the enclosed Repurchase Request Form and mailing it along with any outstanding share certificates to the address listed on the form.

The fund must receive your request in proper order no later than March 10, 2000 in order to honor it, and your request will receive a trade date and be executed at the fund's closing net asset value on March 10, 2000. You do not need to take any action if you do not wish to redeem or exchange fund shares.

ALL REQUESTS TO REDEEM OR EXCHANGE SHARES
MUST BE RECEIVED IN GOOD ORDER BY 4:00 P.M.
EASTERN TIME ON
FRIDAY, MARCH 10, 2000.

If you have questions about redeeming or exchanging fund shares, please contact your financial adviser, call Nuveen at (800) 257-8787 or refer to the enclosed Repurchase Offer which describes the process in greater detail.

Thank you for your continued confidence in Nuveen.


Sincerely,

Nuveen Investments